Share capital (Details Textual) - USD ($)							1 Months Ended			12 Months Ended
	Dec. 14, 2017	Sep. 13, 2017	Dec. 15, 2016	Sep. 06, 2016	Feb. 08, 2016	Nov. 12, 2015	Jan. 31, 2017	Dec. 22, 2015	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 19, 2014
Disclosure Of Share capital [Line items]
Common shares issued to Non-Executive Directors										70,485	137,897	99,555
Share premium, common shares issued to Non-Executive Directors										$ 257,000	$ 541,848	$ 486,692
Par value per share										$ 0.001	$ 0.001		$ 0.001
Repurchase of common shares													$ 10,000,000
Increase (decrease) in number of shares outstanding										0	(588,868)	(370,074)
Purchase of treasury shares											$ 1,991,000	$ 1,615,000
Number of Shares Issued During the Period	490,000	12,546	379,500	8,333	468,405	817,600	82,306	478,000	720,000
Issue of equity	$ 2,513,000	$ 43,000	$ 3,940,000	$ 38,000	$ 1,512,000	$ 11,359,000	$ 332,000	$ 3,577,000	$ 7,309,000